ACCOUNTS PAYABLE	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable Disclosure [Text Block]
NOTE 12. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Payable to third-party suppliers	$1,606	$775
	$1,606	$775

The increase was mainly due to purchase of more inventory during the year for the purpose of Jingbian integration project which is engaged with Hualu Engineering & Technology Co., Ltd.